Share-based Payments Arrangement - Black-Scholes Model and Related Assumptions used to Evaluate Options and Fair Value of Options by SENAO (Detail) - Senao International Co., Ltd. (SENAO) [Member]	Nov. 17, 2017 TWD ($) d $ / shares	May 23, 2017 TWD ($) d $ / shares	May 07, 2013 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price | $ / shares	$ 51.00	$ 53.60	$ 93.00
Exercise price	$ 49.28	$ 49.28	$ 93.00
Dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.59%	0.59%	0.91%
Expected life	14	9	4.375
Expected volatility	9.94%	12.35%	36.22%
Weighted-average fair value of grants	$ 1.75	$ 4.33	$ 28.72